Share-Based Compensation - Schedule of Share Option Activity (Details) - CNY (¥)		12 Months Ended
	Jan. 01, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Share Option Activity [Line Items]
Aggregated Intrinsic Value, Outstanding as of ending (in Yuan Renminbi)		¥ 1,039,402	¥ 4,004,469	¥ 2,001,626
Aggregated Intrinsic Value, Vested and exercisable (in Yuan Renminbi)		¥ 312,976	¥ 916,775	¥ 667,209
Stock Options [Member]
Schedule of Share Option Activity [Line Items]
Number of Options, Outstanding as of ending (in Shares)		16,157	31,239	25,000
Weighted Average Exercise Price, Outstanding as of ending		¥ 0.01	¥ 0.01	¥ 0.03
Weighted Average Remaining Term (Years), Outstanding as of ending		8 years 3 months 18 days	9 years 3 months 18 days	9 years
Weighted Average Grant Date Fair Value, Outstanding as of ending		¥ 73.4	¥ 73.4	¥ 609.4
Number of Options, Vested and exercisable (in Shares)		4,865	7,152	8,333
Weighted Average Exercise Price, Vested and exercisable		¥ 0.01	¥ 0.01	¥ 0.03
Weighted Average Remaining Term (Years), Vested and exercisable		8 years 3 months 18 days	9 years 3 months 18 days	9 years
Weighted Average Grant Date Fair Value, Vested and exercisable		¥ 73.4	¥ 73.4	¥ 609.4
Number of Options, Granted (in Shares)			86,186	25,000
Weighted Average Exercise Price, Granted			¥ 0.01	¥ 0.03
Weighted Average Remaining Term (Years), Granted			9 years 3 months 18 days	10 years
Weighted Average Grant Date Fair Value, Granted			¥ 73.4	¥ 609.4
Number of Options, Forfeited (in Shares)		5,041	21,158
Weighted Average Exercise Price, Forfeited		¥ 0.01	¥ 0.03
Weighted Average Remaining Term (Years), Forfeited
Weighted Average Grant Date Fair Value, Forfeited		¥ 73.4	¥ 495.7
Number of Options, Exercised (in Shares)		10,041	58,789
Weighted Average Exercise Price, Exercised		¥ 0.01	¥ 0.02
Weighted Average Remaining Term (Years), Exercised
Weighted Average Grant Date Fair Value, Exercised		¥ 73.4	¥ 149.4